Inventory	12 Months Ended
Dec. 31, 2024
Inventory [Line Items]
Inventory
13.
Inventories

Inventories as of December 31, 2024 and 2023 consist of the following:

	December 31,
	2024	2023
Bunkers	-	353,215
EU Emissions Trading System allowances	612,165	849,706
Total	612,165	1,202,921

On September 15, 2020, the European Parliament voted to include greenhouse gas emissions from the maritime sector in the European Union’s carbon market, the EU Emissions Trading System. The Environment Council adopted a general approach on the proposal in June 2022. On December 18, 2022, the Environmental Council and European Parliament agreed to include maritime shipping emissions within the scope of the EU ETS on a gradual introduction of obligations for shipping companies to surrender allowances: 40% for verified emissions from 2024, 70% for 2025 and 100% for 2026. Shipping companies have to surrender their first EU ETS allowances by September 30, 2025, for emissions reported in 2024. As of December 31, 2023, the Company had purchased EU ETS units for trading purposes, and by December 31, 2024, it had sold a portion of these EU ETS units, recognizing a total realized loss of $10,513 from the sales, presented under “Loss on inventories” in the accompanying consolidated statement of income. In addition, the Company recognized an noncash allowance of $91,243 on its remaining EU ETS units, to present them in their net realizable value, which is also presented under “Loss on inventories” in the accompanying consolidated statement of income.